Business Combinations (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Mar. 05, 2021
Business Acquisition [Line Items]
Cash paid		$ 1,100,031		$ 422,073
Southland Holdings Llc [Member]
Business Acquisition [Line Items]
Acquired of common stock, percentage	100.00%
Acquired of common stock	$ 20,000,000.0
Selling general and administrative costs			$ 5,000,000.0
Construction costs		225,000,000.0
Restricted cash and cash equivalents		35,000,000.0
Sureties contributed		225,000,000.0
Contract liabilities		154,000,000.0
Additional contingencies		71,000,000.0
Revenues		123,300,000	$ 49,500,000
Contract liabilities		46,300,000
Other noncurrent liabilities		5,800,000
Additional contributed		7,500,000
Claim recovery in excess		15,000,000.0
Fair values of assets acquired and liabilities		$ 225,000,000
Non controlling members capital					$ 3,900,000
Southland Holdings Llc [Member] | Southland [Member]
Business Acquisition [Line Items]
Interest acquired					150,000
Non controlling members capital					3,800,000
Southland Holdings Llc [Member] | Gilgal [Member]
Business Acquisition [Line Items]
Interest acquired					3,800,000
Cash paid					$ 150,000